Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Schedule II - Valuation and Qualifying Accounts

Schedule II - Valuation and Qualifying Accounts

Verizon Communications Inc. and Subsidiaries

For the Years Ended December 31, 2014, 2013 and 2012

				(dollars in millions)
		Additions
Description	Balance at Beginning of Period	Charged to Expenses	Charged to Other Accounts Note (a)(b)	Deductions Note (c)(d)	Balance at End of Period
Allowance for Uncollectible Accounts Receivable:
Year 2014	$645	$1,095	$141	$1,142	$739
Year 2013	641	993	162	1,151	645
Year 2012	802	972	113	1,246	641

Valuation Allowance for Deferred Tax Assets:(e)
Year 2014	$1,685	$505	$5	$354	$1,841
Year 2013	2,096	235	64	710	1,685
Year 2012	2,410	120	82	516	2,096

(a)	Allowance for Uncollectible Accounts Receivable primarily includes amounts previously written off which were credited directly to this account when recovered.

(b)	Valuation Allowance for Deferred Tax Assets includes current year increase to valuation allowance charged to equity and reclassifications from other balance sheet accounts.

(c)	Amounts written off as uncollectible or transferred to other accounts or utilized.

(d)	Reductions to valuation allowances related to deferred tax assets.

(e)	The presentation of the Valuation Allowance for Deferred Tax Assets has been updated to reflect the impact of the Wireless Transaction.